LOANS AND BORROWINGS - Narrative (Detail)	6 Months Ended
Jun. 30, 2022
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Loans And Borrowings [Line Items]
Lease term of contract	1 year
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Loans And Borrowings [Line Items]
Lease term of contract	15 years